Litigation, regulatory and similar matters	6 Months Ended
Jun. 30, 2025
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Litigation, regulatory and similar matters

b) Litigation, regulatory and similar matters
The Group operates in

a legal and regulatory

environment that exposes it to

significant litigation and similar risks
arising from disputes

and regulatory proceedings. As

a result,

UBS (which for

purposes of this

Note may

refer to
UBS

Group

AG

and/or

one

or

more

of

its

subsidiaries,

as

applicable)

is

involved

in

various

disputes

and

legal
proceedings, including litigation, arbitration,

and regulatory and criminal investigations.
Such matters are subject

to many uncertainties,

and the outcome and the

timing of resolution are

often difficult to
predict,

particularly in

the

earlier

stages

of

a

case.

There

are

also

situations

where

the Group

may

enter into

a
settlement

agreement.

This

may

occur

in

order

to

avoid

the

expense,

management

distraction

or

reputational
implications of

continuing to

contest liability,

even

for those

matters for

which

the Group

believes it

should be
exonerated. The uncertainties inherent in all such matters affect the amount and timing of any potential outflows for both matters

with respect to

which provisions have

been established and

other contingent liabilities.

The Group
makes

provisions

for

such

matters

brought

against

it

when,

in

the

opinion

of

management

after

seeking legal
advice, it

is more

likely than

not that

the Group

has a

present legal

or constructive obligation

as a

result of

past
events, it

is probable

that an

outflow of

resources will

be required,

and the

amount can

be reliably

estimated. Where
these factors

are

otherwise satisfied,

a

provision may

be

established for

claims that

have

not

yet been

asserted
against the

Group, but

are nevertheless

expected to

be, based

on

the Group’s

experience with

similar asserted
claims.

If

any

of

those

conditions

is

not

met,

such

matters

result

in

contingent

liabilities.

If

the

amount

of

an
obligation cannot

be reliably

estimated, a

liability exists

that is

not recognized

even if

an outflow

of resources

is
probable. Accordingly, no

provision is

established even if

the potential

outflow of resources

with respect

to such
matters could be significant. Developments relating to a matter that occur after the relevant reporting period, but prior

to

the

issuance

of

financial

statements, which

affect

management’s assessment

of

the

provision

for

such
matter

(because,

for

example,

the

developments provide

evidence of

conditions that

existed

at

the

end

of

the
reporting

period),

are

adjusting

events

after

the

reporting period

under

IAS

10

and

must

be

recognized in

the
financial statements for the reporting period.
Specific litigation, regulatory and other matters are

described below, including all such matters that

management
considers to be material and others that management believes to be of significance to the Group due to potential financial,

reputational

and

other

effects.

The

amount

of

damages

claimed,

the

size

of

a

transaction

or

other
information is

provided where

available and

appropriate in order

to assist

users in

considering the

magnitude of
potential exposures.
In the case of certain matters below, we state that we have established a provision, and for the other matters, we make no such statement. When we

make this statement and we expect

disclosure of the amount of a provision

to
prejudice seriously our

position with other

parties in the

matter because it

would reveal what

UBS believes to

be
the

probable

and

reliably estimable

outflow, we

do

not

disclose

that amount.

In

some

cases we

are

subject to
confidentiality obligations

that preclude

such disclosure.

With respect

to the

matters for

which we

do not

state
whether we have

established a provision,

either: (a) we

have not established

a provision; or

(b) we have

established
a provision

but expect

disclosure of

that fact

to prejudice

seriously our

position with

other parties

in the

matter
because it would reveal the fact that

UBS believes an outflow of resources to be probable

and reliably estimable.
With respect to certain litigation, regulatory

and similar matters for which we

have established provisions, we are
able to

estimate the expected

timing of outflows.

However, the aggregate

amount of the

expected outflows for
those matters for which we

are able to estimate expected

timing is immaterial relative to

our current and expected
levels of liquidity over the relevant time periods.
The

aggregate

amount

provisioned

for

litigation,

regulatory

and

similar

matters

as

a

class

is

disclosed

in

the
“Provisions” table in Note 14 a) above. UBS provides below

an estimate of the aggregate liability for its litigation,
regulatory and

similar matters

as a

class of

contingent liabilities.

Estimates of

contingent liabilities

are inherently
imprecise and

uncertain as

these

estimates require UBS

to

make speculative

legal assessments

as

to claims

and
proceedings that involve

unique fact patterns

or novel legal

theories, that have

not yet been

initiated or are

at early
stages of

adjudication, or

as to

which

alleged damages

have

not been

quantified by

the claimants.

Taking into
account these uncertainties

and the other factors

described herein, UBS

estimates the future losses

that could arise
from litigation,

regulatory and

similar matters

disclosed below

for which

an estimate

is possible,

that are

not covered
by existing

provisions (including

acquisition-related contingent

liabilities established

under IFRS

3 in connection

with
the acquisition of Credit Suisse), are in the range

of USD
0 bn to USD 1.9
bn.

Litigation, regulatory

and similar

matters may

also result

in non-monetary

penalties and

consequences. A

guilty plea
to, or conviction of, a crime could have material consequences for UBS. Resolution of regulatory proceedings may require UBS to obtain waivers of regulatory disqualifications to maintain certain operations, may entitle regulatory authorities to limit, suspend or terminate

licenses and regulatory authorizations, and may

permit financial market
utilities to

limit, suspend

or terminate

UBS’s participation

in such

utilities. Failure

to obtain

such waivers,

or any
limitation, suspension

or termination

of licenses,

authorizations or

participations, could

have material

consequences
for UBS.
The

amounts

shown

in

the

table

below

reflect

the

provisions

recorded

under

IFRS

Accounting

Standards.

In
connection with

the acquisition

of Credit

Suisse, UBS

Group AG

additionally has

reflected in

its purchase

accounting
under IFRS

3 a

valuation adjustment

reflecting an

estimate of

outflows relating

to contingent

liabilities for

all present
obligations included in

the scope

of the

acquisition at fair

value upon

closing, even

if it

is not

probable that the
contingent

liability

will

result

in

an

outflow

of

resources,

significantly

decreasing

the

recognition

threshold

for
litigation

liabilities

beyond

those

that

generally apply

under

IFRS

Accounting Standards.

The

IFRS

3

acquisition-
related contingent liabilities of

USD
1.5
bn at 30

June 2025 reflect a

decrease of USD
0.6 bn from 31 March 2025
a
s a result of releases upon resolution of the

relevant matter and reclassifications to

provisions under IAS 37.

Provisions for litigation, regulatory and similar matters, by business division and in Group Items
1
USD m
Global Wealth
Management
Personal &
Corporate
Banking

Asset
Management
Investment
Bank
Non-core
and Legacy Group Items UBS Group
Balance as of 31 December 2024 1,271 147 1 266 1,779 139 3,602
Balance as of 31 March 2025 1,318 153 0 293 1,878 209 3,852
Increase in provisions recognized in the income statement 16 0 0 12 227

2
2 256
Release of provisions recognized in the income statement (2) 0 0 (3) (132) 0 (137)
Provisions used in conformity with designated purpose (15) 0 0 (11) (673)

3
(4) (703)
Reclassifications
4
0 0 0 0 44 0 44
Foreign currency translation and other movements 98 14 0 17 10 1 139
Balance as of 30 June 2025 1,415 167 0 308 1,353 207 3,450
1 Provisions, if any, for

the matters described in items 2

and 9 of this Note are recorded

in Global Wealth Management. Provisions,

if any, for the matters

described in items 4, 5, 6, 7,

8, 11 and 12 of this

Note are
recorded in Non-core

and Legacy.

Provisions, if

any, for

the matters described

in item 1

of this Note

are allocated between

Global Wealth

Management, Personal

& Corporate

Banking and Non-core

and Legacy.
Provisions, if any, for the matters described in item 3 of this Note are allocated between the Investment Bank, Non-core and Legacy and Group Items. Provisions, if any, for the matters described in item 10 of this Note are allocated between the Investment Bank

and Non-core and Legacy.

2 Includes a new provision for

the estimated costs of UBS's ongoing

obligations with the US Department of

Justice as described in item 1

of
this Note.

3 Mainly includes provisions used for the resolution reached with the US Department of Justice in the second quarter of 2025 as described in item 1 of this Note.

4 Includes reclassifications from IFRS 3
contingent liabilities to IAS 37 provisions.
1. Inquiries regarding cross-border wealth management

businesses

Tax and

regulatory authorities

in a

number of

countries have

made inquiries,

served requests

for information

or
examined

employees

located

in

their

respective

jurisdictions

relating

to

the

cross-border

wealth

management
services provided

by UBS and

other financial institutions.

Credit Suisse offices

in various locations,

including the

UK,
the Netherlands, France and

Belgium, have been contacted

by regulatory and law

enforcement authorities seeking
records and information

concerning investigations

into Credit Suisse’s

historical private banking

services on a

cross-
border basis and

in part through

its local branches

and banks.

The UK and

French aspects

of these issues

have been
closed. UBS is continuing to cooperate with

the authorities.
Since 2013, UBS

(France) S.A., UBS AG

and certain former employees

have been under investigation in

France in
relation to UBS’s cross-border business with French

clients. In connection with this investigation, the investigating judges ordered UBS AG to provide bail (“ caution ”) of EUR 1.1 bn.
In 2019,

the court of

first instance

returned a verdict

finding UBS AG

guilty of

unlawful solicitation of

clients on
French territory and aggravated

laundering of the proceeds

of tax fraud, and UBS

(France) S.A. guilty of aiding

and
abetting unlawful

solicitation and

of laundering

the proceeds

of tax

fraud. The

court imposed

fines aggregating
EUR 3.7 bn on UBS AG and UBS (France) S.A. and awarded EUR 800 m of civil damages to the French state. A trial in the

Paris Court

of Appeal

took place

in March

2021. In

December 2021,

the Court

of Appeal

found UBS AG
guilty of unlawful solicitation and aggravated laundering of the proceeds of tax fraud. The court ordered a fine of
EUR 3.75
m,

the

confiscation

of

EUR
1
bn,

and

awarded

civil

damages

to

the

French

state

of

EUR
800
m.

UBS
appealed the decision to

the French Supreme Court. The

Supreme Court rendered its judgment

on 15 November
2023. It

upheld the

Court of

Appeal’s decision regarding

unlawful solicitation and

aggravated laundering of

the
proceeds of tax fraud, but overturned

the confiscation of EUR
1 bn, the penalty of EUR 3.75 m and the EUR 800 m
of civil

damages awarded

to the

French state.

The case

has been

remanded to

the Court

of Appeal

for a

retrial
regarding these overturned elements.

The French state has reimbursed the

EUR
800 m of civil damages to UBS AG.
In May 2014, Credit

Suisse AG entered into

settlement agreements with

the SEC, the Federal

Reserve and the

New
York Department of Financial

Services and agreed with

the US Department of

Justice (the DOJ) to

plead guilty to
conspiring

to

aid

and

assist

US

taxpayers

in

filing

false

tax

returns

(the

2014

Plea

Agreement).

Credit

Suisse
continued to report

to and cooperate

with US authorities

in accordance with its

obligations under the

2014 Plea
Agreement, including by

conducting a review

of cross-border services

provided by Credit

Suisse. In this connection,
Credit Suisse provided

information to US

authorities regarding potentially undeclared US

assets held by

clients at
Credit Suisse

since the

2014 Plea

Agreement. In

May 2025,

Credit Suisse

Services AG

entered into

a plea

agreement
(the 2025 Plea Agreement) with

the DOJ under

which it agreed to

plead guilty to one

count of conspiracy to

aid
and assist in the preparation of false income tax returns relating to legacy Credit Suisse accounts booked in Credit
Suisse’s Swiss

booking center,

thereby settling

the investigation

into Credit

Suisse’s implementation of

the 2014
Plea Agreement.

In addition,

Credit Suisse

Services AG

entered into

a non-prosecution

agreement with

the DOJ
(the 2025 NPA) relating to

legacy Credit Suisse accounts booked in

Credit Suisse’s Singapore booking center. The
2025

Plea

Agreement

and

the

2025

NPA

provide

for

penalties,

restitution

and

forfeiture

of

USD
511
m

in

the
aggregate. The 2025

Plea Agreement

and the 2025

NPA include ongoing

obligations of

UBS to furnish

information
and cooperate with DOJ’s

investigations of legacy Credit

Suisse accounts held by US

persons in its Switzerland and
Singapore

booking

centers

and

related

accounts

in

other

booking

centers.

In

the

second

quarter

of

2025,

we
recorded in our

Non-core and

Legacy division a

net release

of USD
427
m of

provisions and contingent

liabilities,
which included a new provision for the estimated

costs of UBS’s ongoing obligations with the

DOJ.
Our balance

sheet at 30 June

2025

reflected provisions

in an

amount that UBS

believes to

be appropriate under
the applicable accounting standard. As in the case of other matters for which we have established provisions, the
future

outflow of

resources in

respect of

such

matters cannot

be

determined with

certainty

based on

currently
available information

and accordingly

may ultimately

prove to

be substantially

greater (or

may be

less) than

the
p rovision that we have recognized.
2. Madoff
In relation to

the Bernard

L. Madoff Investment

Securities LLC

(BMIS) investment

fraud, UBS AG, UBS

(Luxembourg)
S.A. (now UBS

Europe SE, Luxembourg

branch) and certain

other UBS subsidiaries have

been subject to

inquiries
by a

number of

regulators, including

the Swiss

Financial Market

Supervisory Authority

(FINMA) and

the Luxembourg
Commission de

Surveillance

du Secteur

Financier. Those

inquiries concerned

two third-party

funds established

under
Luxembourg law, substantially all assets of which were with

BMIS, as well as certain funds

established in offshore
jurisdictions with either direct or indirect exposure to BMIS. These funds faced severe losses, and the Luxembourg
funds are

in liquidation.

The documentation

establishing both

funds identifies

UBS entities

in various

roles, including
custodian,

administrator,

manager,

distributor

and

promoter,

and

indicates

that

UBS

employees

serve

as

board
members.
In 2009 and 2010, the liquidators

of the two Luxembourg funds

filed claims against UBS entities,

non-UBS entities
and

certain

individuals,

including

current

and

former

UBS

employees,

seeking

amounts

totaling

approximately
EUR 2.1
bn, which includes

amounts that the

funds may be

held liable to

pay the trustee

for the liquidation

of BMIS
(BMIS Trustee).
A large number of alleged beneficiaries have filed claims

against UBS entities (and non-UBS entities) for purported
losses relating to

the Madoff fraud.

The majority of

these cases have

been filed in

Luxembourg, where decisions
that the claims in eight test cases were inadmissible have been affirmed by the Luxembourg Court of Appeal, and the Luxembourg Supreme Court has dismissed

a further appeal in one of the test

cases.
In the

US, the

BMIS Trustee

filed claims

against UBS

entities, among

others, in

relation to

the two

Luxembourg
funds and one of

the offshore funds. The

total amount claimed against

all defendants in

these actions was

not less
than USD 2
bn. In 2014,

the US

Supreme Court rejected

the BMIS Trustee’s

motion for leave

to appeal decisions,
dismissing all

claims against

UBS defendants

except those

for the

recovery of

approximately USD
125
m of

payments
alleged to be

fraudulent conveyances

and preference

payments. Similar

claims have

been filed against

Credit Suisse
entities seeking to recover

redemption payments. In

2016, the bankruptcy

court dismissed these

claims against the
UBS entities

and most

of the

Credit Suisse entities.

In 2019, the

Court of Appeals

reversed the dismissal

of the

BMIS
Trustee’s remaining claims. The cases were

remanded to the Bankruptcy Court for further

proceedings.
3. Foreign exchange, LIBOR and benchmark rates,

and other trading practices
Foreign-exchange-related regulatory matters:

Beginning in 2013, numerous authorities commenced investigations concerning possible

manipulation of

foreign exchange

markets and

precious metals

prices. As

a

result

of these
investigations, UBS entered into resolutions with Swiss, US and

UK regulators and the European Commission. UBS
was granted conditional immunity

by the Antitrust Division

of the DOJ

and by authorities

in other jurisdictions

in
connection with potential competition law violations relating to foreign exchange and precious metals businesses.
In December

2021, the

European Commission

issued a

decision imposing

a fine

of EUR
83.3
m on

Credit Suisse
entities based on findings of anticompetitive practices in the foreign exchange market. Credit Suisse appealed the decision to the

European General Court and,

in July 2025,

the court issued

a judgment reducing the

fine to EUR
28.9
m. The European

Commission is permitted

to appeal the

decision. UBS received

leniency and accordingly no
fine was assessed.
Foreign-exchange-related civil litigation:
Putative class actions have been filed since 2013 in US federal courts and in

other jurisdictions

against UBS,

Credit

Suisse and

other banks

on

behalf of

persons who

engaged in

foreign
currency transactions with any of the defendant banks.

UBS and Credit Suisse have resolved US federal court class
actions relating to foreign currency transactions with the defendant banks and persons who transacted in foreign
exchange futures

contracts and

options on

such futures.

Certain class

members have

excluded themselves

from
that settlement

and filed

individual actions in

US and

English courts against

UBS, Credit

Suisse and

other banks,
alleging violations of US and European competition laws and unjust enrichment. UBS, Credit Suisse and the other banks

have

resolved

those individual

matters.

In

addition,

Credit

Suisse

and

UBS,

together

with

other

financial
institutions, were named in

a consolidated putative

class action in

Israel, which made

allegations similar to those
made in

the actions

pursued in

other jurisdictions.

Credit Suisse

and UBS

entered into

agreements to

settle all

claims
in this action in April 2022 and February 2024, respectively. Credit Suisse’s settlement received court approval and
b
ecame final in May 2025. UBS’s settlement

remains subject to court approval.
LIBOR and other benchmark-related regulatory

matters:

Numerous government agencies conducted investigations
regarding potential improper attempts by UBS, among others, to manipulate LIBOR and other benchmark rates at certain

times.

UBS

and

Credit

Suisse

reached

settlements

or

otherwise

concluded

investigations

relating

to
benchmark interest

rates with

the investigating

authorities. UBS

was granted

conditional leniency

or conditional
immunity

from

authorities

in

certain

jurisdictions,

including

the

Antitrust

Division

of

the

DOJ

and

the

Swiss
Competition Commission (WEKO), in

connection with potential

antitrust or competition

law violations related

to
certain rates.

However, UBS

has not

reached a

final settlement

with WEKO,

as the

Secretariat of

WEKO has

asserted
that UBS does not qualify for full immunity.
LIBOR and

other benchmark-related

civil litigation:

A number

of putative

class actions

and other

actions are

pending
in the federal

courts in New

York against UBS

and numerous other banks

on behalf of

parties who transacted in
certain interest rate benchmark-based derivatives. Also

pending in the US

and in other jurisdictions are

a number
of other

actions asserting losses

related to

various products whose

interest rates were

linked to

LIBOR and other
benchmarks, including

adjustable rate

mortgages, preferred

and debt securities,

bonds pledged

as collateral, loans,
depository

accounts,

investments

and

other

interest-bearing

instruments.

The

complaints

allege

manipulation,
through various

means, of

certain benchmark

interest rates,

including USD LIBOR,

Yen LIBOR,

EURIBOR, CHF LIBOR,
and GBP LIBOR and seek unspecified compensatory

and other damages under various legal

theories.
USD LIBOR class and individual actions in the

US:
Beginning in 2013, putative class actions

were filed in US federal
district courts

(and subsequently

consolidated in

the US

District Court

for the Southern

District of New

York (SDNY))
by plaintiffs who

engaged in over-the-counter

instruments, exchange-traded

Eurodollar futures and

options, bonds
or

loans

that

referenced

USD LIBOR.

The

complaints

allege

violations

of

antitrust

law

and

the

Commodities
Exchange Act,

as well

breach of

contract and unjust

enrichment. Following various

rulings by

the SDNY

and the
Second Circuit

dismissing certain

of the

causes of

action and

allowing others

to proceed,

one

class action

with
respect

to

transactions

in

over-the-counter

instruments

and

several

actions

brought

by

individual

plaintiffs

are
proceeding in the district court.

UBS and Credit Suisse

have entered into settlement agreements in

respect of the
class actions relating

to exchange-traded

instruments, bonds

and loans. These

settlements have

received final court
approval and

the actions

have been

dismissed as

to UBS

and Credit

Suisse. In

addition, an

individual action

was
filed in

federal court

in California

against UBS,

Credit Suisse

and numerous

other banks

alleging that

the defendants
conspired to fix the interest rate used as the basis for loans to consumers by jointly setting the USD ICE LIBOR rate
and

monopolized

the

market

for

LIBOR-based

consumer loans

and

credit

cards. The

court

dismissed

the

initial
complaint and

subsequently

dismissed an

amended complaint

with prejudice;

the US

Court of

Appeals for

the Ninth
Circuit

affirmed

the

dismissal. In

June

2025,

the

US

Supreme

Court

denied

plaintiffs’ petition

to

challenge

the
decisions of the lower courts.
Other benchmark

class actions

in the

US:
The Yen

LIBOR/Euroyen TIBOR,

EURIBOR and

GBP LIBOR

actions have
been dismissed. Plaintiffs have appealed the

dismissals.
In January 2023, defendants

moved to dismiss the

complaint in the CHF

LIBOR action. In 2023,

the court approved
a settlement by Credit Suisse of the claims

against it in this matter.
Government bonds:

In 2021,

the European

Commission issued

a decision

finding that

UBS and

six other

banks
breached European

Union antitrust

rules between

2007 and

2011 relating

to European

government bonds. The
European Commission

fined UBS

EUR
172
m, which

amount was

confirmed on

appeal in

March 2025.

UBS has
appealed to the European Court of Justice.
Credit default

swap auction

litigation –
In June

2021, Credit

Suisse, along

with other

banks and

entities, was

named
in a

putative class action

filed in

federal court in

New Mexico alleging

manipulation of credit default

swap (CDS)
final auction prices.

Defendants filed a

motion to enforce

a previous CDS

class action settlement

in the

SDNY. In
January 2024,

the SDNY

ruled that,

to the

extent claims

in the

New

Mexico action

arise from

conduct prior

to
30 June

2014,

those claims

are

barred

by

the SDNY

settlement.

The

plaintiffs

appealed

and, in

May

2025, the
Second Circuit affirmed the SDNY decision.
With respect

to additional

matters and

jurisdictions not

encompassed by

the settlements

and orders

referred to
above, UBS’s balance

sheet at 30

June 2025 reflected

a provision in an

amount that UBS

believes to be

appropriate
under the

applicable accounting

standard. As

in the

case of

other matters

for which

we have

established provisions,
the future outflow of resources in respect of such matters

cannot be determined with certainty based on currently
available information

and accordingly

may ultimately

prove to

be substantially

greater (or

may be

less) than

the
p rovision that we have recognized.
4. Mortgage-related matters
Government and

regulatory related

matters
:
DOJ RMBS

settlement

– In January

2017, Credit

Suisse Securities

(USA)
LLC (CSS LLC)

and its current

and former

US subsidiaries

and US affiliates

reached a

settlement with

the DOJ

related
to its

legacy

Residential Mortgage-Backed

Securities (RMBS)

business, a

business conducted

through 2007.

The
settlement resolved potential

civil claims

by the

DOJ related

to certain

of those

Credit Suisse

entities’ packaging,
marketing,

structuring,

arrangement,

underwriting,

issuance

and

sale

of

RMBS.

Pursuant

to

the

terms

of

the
settlement a civil monetary penalty

was paid to the

DOJ in January 2017. The

settlement also required the Credit
Suisse entities

to provide

certain levels

of consumer

relief measures,

including affordable

housing payments

and
loan forgiveness, and the DOJ and

Credit Suisse agreed to the appointment

of an independent monitor to oversee
the

completion

of

the

consumer relief

requirements of

the

settlement. UBS

continues

to

evaluate

its

approach
toward

satisfying

the

remaining

consumer

relief

obligations.

The

aggregate

amount

of

the

consumer

relief
obligation increased

after 2021

by
5
% per

annum of

the outstanding

amount due

until these

obligations

are settled.
The monitor publishes reports periodically on

these consumer relief matters.
Civil litigation:

Repurchase litigations

– Credit

Suisse affiliates

are defendants

in various

civil litigation

matters related
to their roles as issuer, sponsor, depositor, underwriter and/or servicer of RMBS transactions. These cases currently include

repurchase

actions

by

RMBS

trusts

and/or

trustees,

in

which

plaintiffs

generally

allege

breached
representations and

warranties

in

respect of

mortgage loans

and

failure

to

repurchase such

mortgage loans

as
required

under

the

applicable

agreements. The

amounts disclosed

below

do

not

reflect

actual

realized

plaintiff
losses to

date. Unless

otherwise stated,

these amounts

reflect

the original

unpaid principal

balance amounts

as
alleged in these actions.
DLJ Mortgage Capital, Inc. (DLJ) is a defendant

in New York State court in five actions:

An action brought by Asset
Backed

Securities

Corporation

Home

Equity

Loan

Trust,

Series

2006-HE7

alleges

damages

of

not

less

than
USD 374
m.

In

December 2023,

the

court granted

in

part

DLJ’s

motion

to

dismiss, dismissing

with

prejudice all
notice-based

claims;

the

parties

have

appealed.

An

action

by

Home

Equity

Asset

Trust,

Series

2006-8,

alleges
damages of not

less than

USD
436
m. An

action by Home

Equity Asset Trust

2007-1 alleges damages

of not

less
than

USD
420
m.

Following

a

non-jury

trial,

the

court

issued

a

decision

in

December

2024

that

the

plaintiff
established

liability

relating

to

certain

of

the

loans

at

issue,

and

in

May

2025,

the

court

awarded

damages

of
approximately USD 66
m plus interest

and costs.

The parties

have appealed the

decision on

liability. An action

by
Home Equity

Asset Trust 2007-2

alleges damages of

not less

than USD
495
m. An

action by CSMC

Asset-Backed
Trust 2007-NC1 does not allege a damages amount.
5. ATA litigation
Since November 2014, a

series of lawsuits have

been filed against a

number of banks, including

Credit Suisse, in
the US District

Court for the

Eastern District of New

York (EDNY) and the

SDNY alleging claims under

the United
States Anti-Terrorism Act

(ATA) and

the Justice

Against Sponsors

of Terrorism

Act. The

plaintiffs in

each of

these
lawsuits are, or are relatives of, victims of

various terrorist attacks in Iraq and allege

a conspiracy and/or aiding and
abetting based on allegations that various

international financial institutions, including the defendants, agreed to alter, falsify

or omit

information from payment

messages that involved

Iranian parties for

the express

purpose of
concealing the

Iranian parties’ financial

activities and transactions

from detection

by US

authorities. The lawsuits
allege that

this conduct

has made

it possible

for Iran

to transfer

funds to

Hezbollah and

other terrorist

organizations
actively engaged

in harming

US military

personnel and

civilians. In

January 2023,

the Second

Circuit affirmed

a
September 2019

ruling by

the EDNY

granting defendants’

motion to

dismiss the

first filed

lawsuit. In

October 2023,
the US Supreme Court denied plaintiffs’ petition for a writ

of certiorari. In February 2024, plaintiffs filed a motion
to vacate the judgment in the first filed lawsuit. Of

the other seven cases, four are stayed, including one that was dismissed

as

to

Credit

Suisse

and

most

of

the

bank

defendants

prior

to

entry

of

the

stay,

and

in

three

cases
d
efendants moved to dismiss plaintiffs’ amended

complaints.
6. Customer account matters
Several

clients

have

claimed

that

a

former

relationship

manager

in

Switzerland

had

exceeded

his

investment
authority

in

the

management of

their

portfolios, resulting

in

excessive

concentrations of

certain

exposures and
investment losses. Credit

Suisse AG has

investigated the claims,

as well as

transactions among the

clients. Credit
Suisse AG filed a criminal complaint against the former relationship manager with the Geneva Prosecutor’s Office
upon which the

prosecutor initiated

a criminal investigation.

Several clients of

the former relationship

manager also
filed criminal complaints with the

Geneva Prosecutor’s Office. In February 2018,

the former relationship manager
was sentenced to five years

in prison by the Geneva criminal

court for fraud, forgery

and criminal mismanagement
and ordered

to pay

damages of

approximately USD
130
m. On

appeal, the Criminal

Court of

Appeals of

Geneva
and, subsequently, the Swiss Federal Supreme

Court upheld the main findings of the

Geneva criminal court.
Civil lawsuits have

been initiated against Credit

Suisse AG and

/ or certain

affiliates in various jurisdictions,

based
on the findings established in the criminal

proceedings against the former relationship

manager.
In Singapore, in a

now-concluded civil lawsuit,

Credit Suisse Trust

Limited was ordered

to pay USD
461 m, including
interest and costs.
In Bermuda, in the civil

lawsuit brought against Credit Suisse Life

(Bermuda) Ltd., the Supreme Court of Bermuda
issued a judgment awarding damages of USD 607.35 m to the plaintiff. Credit Suisse Life (Bermuda) Ltd. appealed the

decision.

In

June

2023,

the

Bermuda

Court

of

Appeal

confirmed

the

award

and

the

Supreme

Court

of
Bermuda’s

finding

that

Credit

Suisse

Life

(Bermuda)

Ltd.

breached

its

contractual

and

fiduciary

duties,

but
overturned the finding that Credit Suisse Life (Bermuda) Ltd. made fraudulent misrepresentations. In March 2024,
Credit Suisse Life (Bermuda) Ltd. was granted leave to appeal the judgment to the Judicial Committee of the Privy
Council and a hearing on

the appeal was held in

June 2025. The Bermuda Court of Appeal

also ordered that the
current

stay

continue

pending

determination

of

the

appeal

on

the

condition

that

the

damages

awarded,

plus
interest calculated at the Bermuda statutory

rate of
3.5%, remain in the escrow account.
In Switzerland, certain civil lawsuits have been commenced against Credit Suisse AG in the

Court of First Instance
of Geneva since March 2023.
7. Mozambique matter
Credit

Suisse

was

subject

to

investigations by

regulatory and

enforcement authorities,

as

well

as

civil

litigation,
regarding certain

Credit Suisse

entities’ arrangement

of loan financing

to Mozambique

state enterprises,

Proindicus
S.A. and Empresa Moçambicana de

Atum S.A. (EMATUM), a distribution

to private investors of loan

participation
notes (LPN)

related to

the EMATUM

financing in

September 2013, and

certain Credit

Suisse entities’ subsequent
role in arranging the exchange

of those LPNs for Eurobonds

issued by the Republic of

Mozambique. In 2019,

three
former Credit Suisse employees pleaded guilty in the EDNY to accepting improper personal benefits in connection with financing transactions carried out with

two Mozambique state enterprises.
In

October 2021,

Credit

Suisse reached

settlements with

the DOJ,

the US

Securities and

Exchange Commission
(SEC), the

UK Financial

Conduct Authority

(FCA) and

FINMA to

resolve inquiries

by these

agencies, including

findings
that Credit

Suisse failed

to appropriately

organize and

conduct its

business with

due skill

and care,

and manage
risks. Credit

Suisse Group

AG entered

into a

three-year Deferred

Prosecution Agreement

(DPA) with

the DOJ

in
connection with the criminal information

charging Credit Suisse Group AG

with conspiracy to commit wire

fraud
and Credit

Suisse Securities

(Europe) Limited

(CSSEL) entered

into a

Plea Agreement

and pleaded

guilty to

one count
of conspiracy to

violate the US

federal wire fraud

statute. Under the

terms of the

DPA, UBS Group

AG (as successor
to Credit Suisse Group

AG) continued compliance enhancement and remediation efforts agreed by Credit Suisse,
and undertake additional measures as

outlined in the DPA.

In January 2025, as

permitted under the terms of

the
DPA, the DOJ elected to extend the term of

the DPA by one year.
8. ETN-related litigation
XIV litigation:
Since March 2018, three class action complaints

were filed in the SDNY on behalf of

a putative class
of

purchasers of

VelocityShares Daily

Inverse

VIX Short-Term Exchange

Traded Notes

linked

to

the

S&P

500

VIX
Short-Term Futures

Index (XIV

ETNs). The

complaints have

been consolidated

and asserts

claims against

Credit Suisse
for violations of various anti-fraud and

anti-manipulation provisions of US securities laws arising from a decline in
the value

of XIV

ETNs in

February 2018. On

appeal from

an order

of the

SDNY dismissing all

claims, the

Second
Circuit issued an order that reinstated a portion of the claims.

In decisions in March 2023 and February 2025, the
court granted class certification for two of the three classes proposed by plaintiffs and denied class certification of
t he third proposed class.
9. Bulgarian former clients matter
In December 2020, the Swiss Office

of the Attorney General brought charges against Credit

Suisse AG and other
parties concerning the diligence and controls applied to a historical relationship with Bulgarian former clients who
are

alleged to

have laundered

funds through

Credit Suisse

AG accounts.

In

June 2022,

following a

trial, Credit
Suisse AG was convicted in the Swiss Federal Criminal Court of certain historical organizational inadequacies in its
anti-money-laundering framework

and ordered to pay

a fine of CHF
2
m. In addition, the court

seized certain client
assets in the amount of approximately CHF 12
m and ordered Credit Suisse AG to pay

a compensatory claim in the
amount of approximately

CHF
19
m. Credit Suisse AG

appealed the decision to

the Swiss Federal Court

of Appeals.
Following the

merger of

UBS AG

and Credit

Suisse AG,

UBS AG

confirmed the

appeal. In

November 2024,

the
court issued a judgment that

acquitted UBS AG and annulled

the fine and compensatory claim

ordered by the first
instance court.

In February

2025, the

court affirmed

the acquittal

of UBS

AG, and

the Office

of the

Attorney General
has appealed

the judgment

to the

Swiss Federal

Supreme Court.

UBS has

also appealed,

limited to

the issue

whether
a successor entity by merger can be criminally

liable for acts of the predecessor entity.

10. Archegos
Credit

Suisse

and

UBS

have

received

requests

for

documents

and

information

in

connection

with

inquiries,
investigations

and/or

actions

relating

to

their

relationships

with

Archegos

Capital

Management

(Archegos),
including from FINMA

(assisted by a

third party appointed

by FINMA), the

DOJ, the SEC,

the US Federal

Reserve,
the

US

Commodity

Futures

Trading

Commission

(CFTC),

the

US

Senate

Banking

Committee,

the

Prudential
Regulation Authority (PRA),

the FCA,

the WEKO,

the Hong

Kong Competition Commission

and other

regulatory
and governmental agencies. UBS is cooperating with the authorities in these matters.

In July 2023, CSI and CSSEL
entered into a settlement agreement with

the PRA providing for the

resolution of the PRA’s investigation. Also

in
July 2023, FINMA

issued a decree

ordering remedial measures

and the

Federal Reserve Board

issued an Order

to
Cease and Desist. Under the terms of the order,

Credit Suisse paid a civil money penalty and agreed to

undertake
certain remedial

measures relating

to counterparty

credit risk

management, liquidity

risk management

and non-
financial risk management, as well as enhancements to board oversight and governance. UBS Group,

as the legal
successor to Credit Suisse Group AG,

is a party to

the FINMA decree and Federal Reserve Board

Cease and Desist
Order.

Civil

actions

relating

to

Credit

Suisse’s

relationship with

Archegos

have

been

filed

against

Credit

Suisse

and/or
certain officers and directors, including claims

for breaches of fiduciary duties.
11. Credit Suisse financial disclosures
Credit Suisse

Group AG

and certain

directors, officers and

executives have

been named

in securities

class action
complaints pending in the SDNY and New Jersey federal court. These complaints, filed on behalf of purchasers of
Credit Suisse shares, additional

tier 1 capital notes, and other securities in 2023 and 2024, allege that defendants made

misleading

statements regarding:

(i) customer outflows

in

late

2022

and

early

2023;

(ii) the

adequacy

of
Credit Suisse’s

financial reporting

controls; and

(iii) the adequacy

of Credit

Suisse’s risk

management processes,

and
include

allegations

relating

to

Credit

Suisse

Group AG’s

merger

with

UBS

Group AG.

In

July

2025,

the

SDNY
certified the class

in one case,

and, in another

case, brought

on behalf

of a second

class, granted

in part and

denied
in part a motion to dismiss.
Credit Suisse has received requests for documents and information from regulatory and governmental agencies in connection with inquiries,

investigations and/or actions

relating to

these matters, as

well as

for other statements
regarding Credit Suisse’s financial condition,

including from the SEC, the DOJ

and FINMA. UBS is cooperating with
t he authorities in these matters.
12. Merger-related litigation
Certain Credit

Suisse Group AG

affiliates and certain

directors, officers

and executives have

been named in

class
action complaints pending

in the

SDNY. One complaint,

brought on

behalf of Credit

Suisse shareholders, alleges
breaches of fiduciary duty under Swiss law and civil RICO

claims under US federal law. In February 2024,

the court
granted

defendants’

motions

to

dismiss

the

civil

RICO

claims

and

conditionally

dismissed

the

Swiss

law

claims
pending defendants’ acceptance of

jurisdiction in Switzerland. In

March 2024, having received

consents to Swiss
jurisdiction from all defendants served with the complaint, the court dismissed the Swiss law claims against those
defendants. Additional

complaints, brought

on behalf

of holders

of Credit

Suisse additional

tier 1 capital

notes (AT1
noteholders) allege breaches of

fiduciary duty under

Swiss law, arising

from a series

of scandals and

misconduct,
which

led

to

Credit

Suisse

Group

AG’s

merger

with

UBS

Group

AG,

causing

losses

to

shareholders

and

AT1
noteholders. Motions to dismiss these complaints were granted in March 2024 and

September 2024 on the basis
that Switzerland

is the

most appropriate

forum for

litigation. Plaintiffs

in two

of these

cases have

appealed the
dismissal.